CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments: m-ad) (Details) m³ in Thousands, T in Thousands, $ in Millions	1 Months Ended		12 Months Ended		132 Months Ended
	Dec. 31, 2023 m³	Jun. 30, 2016 MW	Dec. 31, 2025 USD ($) letter_of_credit T	Dec. 31, 2006 distributor MW	Dec. 31, 2025 USD ($) letter_of_credit T	Feb. 13, 2019 USD ($)	Mar. 31, 2017	Oct. 15, 2012
Property, plant and equipment | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 108.9		$ 108.9
24 Distributos (CCEAR) | Electric Power | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term supply commitment, term				15 years
Number of distributors | distributor				24
Long-term supply commitment, electric demand | MW				200
Vale S.A. | Iron Ore, Pellets and Iron Ore Fines | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | T			8,000
Primetals Technologies Brazil Ltda. | Maintenance Services | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 135.3		135.3
Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH | Industrial Gas | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			97.2		97.2
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda. | Turbine Maintenance | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 165.7		165.7
Long-term purchase commitment, term							20 years
Long-term purchase commitment, renewal period			4 years
Vix Logistica S.A. | Logistics Supply Chain Operations | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 32.2		32.2
Petrobras S.A. | Petcoke | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			20.1		20.1
Petrobras S.A. | Petcoke | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 6.0		6.0
Long-term purchase commitment, minimum volume | T			96
Petrobras S.A. | Natural Gas | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 110.6		110.6
Petrobras S.A. | Natural Gas | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 346.7		$ 346.7
Annual take or pay volume			70.00%		70.00%
LSI Logistica S.A. | Mobile Equipment Rental | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 32.8		$ 32.8
MBL Materiais Básicos Ltda. | Iron Ore | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			346.6		$ 346.6
Long-term purchase commitment, term								30 years
Long-term purchase commitment, minimum volume | T					3,600
Cemig S.A. | Electric Power | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			186.8		$ 186.8
Cemig S.A. | Electric Power | Usiminas | Bottom of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, electrical demand | MW		32
Cemig S.A. | Electric Power | Usiminas | Top of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, electrical demand | MW		65.4
Engie S.A | Electric Power | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			29.4		29.4
Jaiba O Energias Renovaveis S.A. | Solar Energy | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			280.9		280.9
Enel S.A | Electric Power | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			30.3		30.3
Gasmig S.A. | Natural Gas | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 25.5		$ 25.5
Long-term purchase commitment, contracted daily capacity | m³	850
Capacity deviation	10.00%
Annual take or pay volume			80.00%		80.00%
National Operator Of The Electric System (ONS) | Transmission System | Usiminas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount			$ 28.0		$ 28.0
Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Original principal amount						$ 640.0
Borrowings outstanding			44.1		44.1
Ternium S.A. | Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding			$ 21.2		$ 21.2
Ternium S.A. | Syndicated Loan | Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of stand-by letters of credit | letter_of_credit			2		2
Guarantor obligations, percentage			48.00%